Schedule of Deferred Tax Asset (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Net Operating Loss Carryforwards	$ 13,021,807	$ 12,028,883
Less Valuation Allowance	(13,021,807)	(12,028,883)
Deferred Tax Assets